Principles of consolidation (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of ownership percentages

Schedule of ownership percentages

	Percentage of shares		Company	Headquarter	Activities
	2021	2020	controls
Subsidiaries
L.D.O.S.P.E. Geração de Energia e Participações Ltda. – “L.D.O.S.P.E."	100	100	Indirectly	Brazil	Energy
L.D.Q.S.P.E. Geração de Energia e Participações Ltda. - "L.D.Q.S.P.E."	100	100	Indirectly	Brazil	Energy
L.D.R.S.P.E. Geração de Energia e Participações Ltda. - "L.D.R.S.P.E."	100	100	Indirectly	Brazil	Energy
Mineração Dardanelos Ltda. - "Dardanelos"	100	100	Indirectly	Brazil	Mining projects
Nexa Recursos Minerais S.A. - "NEXA BR"	100	100	Directly	Brazil	Mining / Smelting
Mineração Santa Maria Ltda.	99.99	99.99	Indirectly	Brazil	Mining projects
Pollarix S.A. - "Pollarix" (i)	33.33	33.33	Indirectly	Brazil	Holding and others
Karmin Holding Ltda.	100	100	Indirectly	Brazil	Holding and others
Mineração Rio Aripuaña Ltda.	100	100	Indirectly	Brazil	Holding and others
Votorantim Metals Canada Inc.	100	100	Indirectly	Canada	Holding and others
Nexa Resources El Porvenir S.A.C.	99.99	99.99	Indirectly	Peru	Mining
Minera Pampa de Cobre S.A.C	99.99	99.99	Indirectly	Peru	Mining
Nexa Resources Cajamarquilla S.A. - "NEXA CJM"	99.99	99.99	Directly	Peru	Smelting
Nexa Resources Perú S.A.A. - "NEXA Peru"	83.55	83.55	Indirectly	Peru	Mining
Nexa Resources Atacocha S.A.A. - "NEXA Atacocha"	66.62	66.62	Indirectly	Peru	Mining
Nexa Resources UK Ltd. - "NEXA UK"	100	100	Indirectly	United Kingdom	Mining

Nexa Resources US. Inc.	100	100	Directly	United States	Trading
Exploraciones Chimborazo Metals & Mining	100	-	Directly	Ecuador	Holding and others
Joint-operations
Campos Novos Energia S.A. - "Enercan"	20.98	20.98		Brazil	Energy
Cia. Minera Shalipayco S.A.C	75	75		Peru	Mining projects